Concentration and risks	12 Months Ended
Dec. 31, 2025
Concentration and risks
Concentration and risks

27.          Concentration and risks

Concentration of customer risk

The top 10 customers accounted for approximately 31%, 32% and 30% of the net revenues for the years ended December 31, 2023, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, revenue from Customer A was US$53,920,000, US$46,646,000 and US$67,129,000, accounted for approximately 15%, 14% and 15% of the Group’s total revenues, respectively. Other than this, no revenue derived from transactions with any other single customer represented 10% or more of the Group’s total revenues.

Foreign exchange risk

The Group’s financing activities are denominated mainly in US$ and RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into the RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The revenues and expenses of the Company’s subsidiaries incorporated in the PRC, the VIEs and VIEs’ subsidiaries are generally denominated in RMB and their assets and liabilities are denominated in RMB.

Credit risk

As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held at reputable financial institutions in the jurisdictions where the Company, the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents, restricted cash and short-term investments.

Prior to entering into sales agreements, the Group performs ongoing credit assessments of its customers, taking into account their financial position, credit history and other factors such as current market conditions. Further, the Group has not experienced any significant bad debts with respect to its accounts receivable for the years ended December 31, 2023, 2024 and 2025.

The Group is exposed to credit risk in relation to other assets comprised of due from related parties and other receivables, which are typically unsecured. In evaluating the collectability of the balances, the Group considered various factors, including the related parties and third parties’ repayment history and their credit-worthiness. An allowance for credit losses is made when collection of the full amount is no longer probable.

27.          Concentration and risks (Continued)

Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see note 2(aa)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to US$174,952,000 as of December 31, 2025, or 13% of the Company’s total consolidated net assets. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, the VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries, the VIE and VIE’s subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.